SCHEDULE OF LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss per share, basic	[1]	$ (0.55)	$ (0.99)	$ (0.84)
Loss per share, diluted	[1]	(0.55)	(0.99)	(0.84)
Loss per share, basic	[1]	(0.55)	(1.03)	(1.03)
Loss per share, diluted	[1]	$ (0.55)	$ (1.03)	$ (1.03)
Net Loss		$ (55,457,325)	$ (24,939,822)	$ (5,711,222)
Non-Controlling Interest		(190,211)	(57,746)	(54,079)
Loss Attributed to Ordinary Shareholders		$ (55,267,114)	$ (24,882,076)	$ (5,657,143)
Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	[1]	64,391,351	7,387,378	2,770,522
Issued in current Year	[1]	95,447,813	57,003,973	4,616,856
Issued at the end of the year	[1]	159,839,164	64,391,351	7,387,378
Weighted Average	[1]	101,452,196	24,153,220	5,550,197
Diluted loss per share:
Share Options and RSUs	[1]	134,495	6,725,070	152,494

[1]	Number of shares and options of the previous year are adjusted for share consolidation in the ratio of 1 for 10.